Fair Value Measurements - Additional Information (Detail)	Mar. 31, 2021 yr	Mar. 12, 2021 yr	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Feb. 06, 2020 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants expiration period	5 years		5 years
Warrants Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the warrant liabilities | $			$ 2,419,470	$ 537,660	$ 488,220	$ 417,150	$ 380,175
Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants expiration period			5 years
Dividend yield | yr	4.9	5.0
Measurement Input, Expected Dividend Payment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield			0